SCHEDULE OF MATURITIES OF BANK LOANS (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 SGD ($)
Short-Term Debt [Line Items]
Carrying amount		$ 2,598	$ 4,022
Year one		873	1,152
Year two		880	1,163
Year three		821	1,165
Year four		24	542
Year five
Thereafter
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Carrying amount	$ 3,362		3,927
Year one	1,130		1,127
Year two	1,139		1,138
Year three	1,062		1,142
Year four	31		520
Year five
Thereafter
Secured Floating Rate Bank Loans [Member] | Singapore, Dollars
Short-Term Debt [Line Items]
Thereafter
Secured Floating Rate Bank Loans [Member] | United States of America, Dollars
Short-Term Debt [Line Items]
Thereafter
Secured Floating Interest [Member]
Short-Term Debt [Line Items]
Carrying amount			95
Year one			25
Year two			25
Year three			23
Year four			22
Year five